Earnings per share - Dilutive effect of share options (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2019 £ / shares	Dec. 31, 2018 £ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of ordinary share equivalents per American Depositary Share (in shares)	6
Quoted market price (gbp per share) | £ / shares			£ 4.72	£ 4.96
Equity-Settled Share-Based Payment Arrangement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding (in shares)	17,112,000	19,437,000
Weighted average exercise price of options outstanding (USD per share) | $	$ 4.91	$ 4.28
Number of options exercisable (in shares)	1,067,000	481,000
Weighted average exercise price of exercisable options (USD per share) | $	$ 3.97	$ 4.69
Dilutive effect (in shares)	3,990,000	6,123,000